Fair Value Loss (Gain) On Derivatives - Summary Of Gains Losses On Change In Fair Value Of Derivatives (Detail) - CAD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021
Gains (losses) on financial instruments [abstract]
Gain on embedded derivatives	$ 4,122	[1]	$ (372,115)	[1]	$ 36,641	[1]	$ 791,944	[1]	$ (784,261)	[2]
Deferred charge loss							(1,615,102)	[1]	1,615,102	[2]
Loss on substantial modification and conversion			(8,571,881)				(8,571,881)		8,571,881	[2]
Gain on warrant liability remeasurement (Note 15)	2,359,935	[3]	280,177	[3]	7,359,015	[3]	280,177	[3]	(3,362,601)	[4]
Total	$ (2,364,057)		$ 8,663,819		$ (7,395,656)		$ 9,114,862		$ 6,040,121

[1]	Associated with the 2021 Debentures. Transactions detailed in the 2021 Annual Financial Statements.
[2]	Associated with the 2021 Debentures (Note 14(b)) of which the majority is realized at December 31, 2021.
[3]	Unrealized change in fair value (Note 12).
[4]	Change in fair value unrealized (Note 26).